INVESTMENTS - Equity securities with readily determinable fair values (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Investments
Gain realized	¥ 6	¥ 186
Accor
Investments
Cash consideration	2,198
Gain realized	516
Unrealized loss from fair value changes of equity securities	¥ 0	¥ 184